CONVERTIBLE DEBT (10K) (Details)					1 Months Ended		9 Months Ended		12 Months Ended
		Jul. 28, 2014 USD ($) shares	Jun. 13, 2014 USD ($) shares	Jan. 22, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jul. 31, 2012 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) PromissoryNote Warrant $ / shares shares	Dec. 31, 2013 USD ($) shares		Dec. 31, 2012 USD ($) PromissoryNote Tranche $ / shares shares	Jul. 15, 2013 shares	Feb. 26, 2013 shares	Jun. 27, 2012 shares	Jul. 31, 2011 $ / shares shares	Jun. 13, 2011 $ / shares shares
Debt Instrument [Line Items]
Amortization of debt discount on convertible notes							$ 0	$ (78,078)	$ (78,078)	$ 178,548
Information relating to convertible notes payable [Abstract]
Initial principal amount							$ 382,580
Conversion Price (in dollars per share) | $ / shares	[1]						$ 0
Interest cost recognized									$ 20,853	$ 157,027
Class of Warrant or Right [Line Items]
Number of warrants exercisable to receive shares of common stock (in shares) | shares							361,516			1,571,428
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.35
Number of warrants that vest upon payment of notes (in shares) | shares									3
Shares issued on exercise of warrants (in shares) | shares									3,000,000
Warrants exercised (in shares) | shares							392,857		3,000,000	1,571,428	[2]
Number of warrants that vest upon payment of notes but unexercised (in shares) | shares									1
Minimum period during which registration statement is to be declared effective after filing with the SEC									90 days
Maximum period during which registration statement is to be declared effective after filing with SEC									180 days
June 2012 Note [Member]
Information relating to convertible notes payable [Abstract]
Initial principal amount									$ 2,210,000
Warrant - June 2011 Debt Offering [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercisable to receive shares of common stock (in shares) | shares																	35,000
Exercise price of warrants (in dollars per share) | $ / shares																	$ 1.20
Warrant - July 2011 Debt Offering [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercisable to receive shares of common stock (in shares) | shares																34,722
Exercise price of warrants (in dollars per share) | $ / shares																$ 1.08
Warrant - June 2012 Debt Offering [Member]
Class of Warrant or Right [Line Items]
Number of warrants | Warrant									7
Number of warrants exercisable to receive shares of common stock (in shares) | shares									3,142,857
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.35
Number of securities vested (in shares) | shares															785,714
Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of securities vested (in shares) | shares												392,857	392,857	392,857
Inter-Mountain [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercisable to receive shares of common stock (in shares) | shares												3,142,857
Shares issued on exercise of warrants (in shares) | shares									725,274
Warrants exercised (in shares) | shares									1,571,428
Cashless exercise of warrants (in shares) | shares									1
Maximum contingent issue of shares to be issued on cashless exercise of warrants (in shares) | shares									782,284
Minimum contingent issue of shares to be issued on cashless exercise of warrants (in shares) | shares									261,516
Secured Convertible Note [Member] | June 2011 Note [Member]
Debt Instrument [Line Items]
Conversion number of equity instruments (in shares) | shares									116,667
Annual principal payment			$ 140,000		$ 14,001	$ 14,653
Notice prior to the relevant payment date					15 days	15 days
Information relating to convertible notes payable [Abstract]
Initial principal amount									$ 140,000
Interest Rate					12.00%	12.00%			10.00%
Maturity Date									Jun. 13, 2014
Conversion Price (in dollars per share) | $ / shares									$ 1.20
Interest payable			$ 13,346		$ 553	$ 2,080
Deferred Interest Payable					14,001	$ 14,653
Shares issued (in shares) | shares			116,667
Secured Convertible Note [Member] | July 2011 Note [Member]
Debt Instrument [Line Items]
Conversion number of equity instruments (in shares) | shares						115,741
Annual principal payment		$ 125,000			$ 12,501	$ 11,542
Notice prior to the relevant payment date					15 days	15 days
Information relating to convertible notes payable [Abstract]
Initial principal amount									$ 125,000
Interest Rate					12.00%	12.00%			10.00%
Maturity Date									Jul. 28, 2014
Conversion Price (in dollars per share) | $ / shares									$ 1.08
Interest payable		$ 13,457			$ 492	$ 1,643
Deferred Interest Payable					$ 12,501	$ 11,542
Shares issued (in shares) | shares		115,741
Secured Convertible Note [Member] | June 2012 Note [Member]
Debt Instrument [Line Items]
Purchase price paid in cash												$ 500,000
Purchase price paid in the form of promissory notes									$ 1,500,000			$ 1,500,000
Number of promissory notes issued under purchase agreement | PromissoryNote									6			6
Principal amount of promissory notes									$ 250,000			$ 250,000
Original issue discount reflected in purchase price												200,000
Attorney's fees reflected in purchase price												10,000
Amount of monthly installment												$ 83,333
Number of calendar days after the date of registration to commence monthly installment												30 days
Monthly installment payment terms												If the monthly installment is paid in common stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of common stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of common stock during the preceding twenty trading days is less than $0.05.
Percentage of weighted average prices of shares of common stock												80.00%
Declined percentage of weighted average prices of shares of common stock												70.00%
Preceding number of trading days to calculate weighted average common stock price												20 days
Weighted average price of shares of common stock, Maximum (in dollars per share) | $ / shares												$ 0.05
Amount convertible under initial tranche												$ 710,000
Number of subsequent tranches | Tranche												6
Amount of each subsequent tranche plus interest												$ 250,000
Percentage of outstanding principal balance prepaid in cash												120.00%
Entry amount of judgment not stayed												$ 100,000
Period with in which judgment not stayed												30 days
Increased interest rate in the event of default												18.00%
Information relating to convertible notes payable [Abstract]
Interest Rate									8.00%
Conversion Price (in dollars per share) | $ / shares												$ 0.35
Percentage of prepayment premium not incurred as per notice				120.00%
Reduction of notes payable				$ 317,000
Shares issued (in shares) | shares									435,502
Current maturity of long-term debt									$ 152,000

[1]	As part of the April 2015 Note, at our option, subject to certain volume, price and other conditions, the monthly installments of principle and interest due under the April 2015 Note may be paid in whole, or in part, in cash or in Common Stock. If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.
[2]	As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all vest, an aggregate of 3,142,857 shares of common stock, which number of shares could increase based upon the terms and conditions of the warrants. The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017. Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants totaling 1,571,428 shares of Common Stock were exercised in 2013. Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise. On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated. For the purposes of this Table, only such vested shares of Common Stock from one unexercised warrant (392,857 shares) have been included, based upon an exercise price of $0.35 per share of Common Stock.